Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of Share Capital

Issued share capital	2023	2022
Common stock (amounts in US$ ‘000)	55	58
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	55,327,520	57,621,998
Total common shares in issue	55,327,520	57,621,998

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Schedule of Outstanding Common Shares

		Shares	Shares
		movement	closing	US$(`000)
GeoPark common shares history	Month	(millions)	(millions)	Closing
Shares outstanding at the end of 2021			60.2	60
Buyback program	Mar 2022	(0.2)	60.0	60
Buyback program	Jun 2022	(0.5)	59.5	60
Stock awards	Jul 2022	0.1	59.6	60
Buyback program	Sep 2022	(1.1)	58.5	59
Buyback program	Dec 2022	(0.9)	57.6	58
Shares outstanding at the end of 2022			57.6	58
Stock awards	Feb 2023	0.6	58.2	58
Buyback program	Mar 2023	(0.6)	57.6	58
Stock awards	May 2023	0.1	57.7	58
Buyback program	Jun 2023	(1.1)	56.6	57
Buyback program	Sep 2023	(0.5)	56.1	56
Buyback program	Dec 2023	(0.8)	55.3	55
Shares outstanding at the end of 2023			55.3	55

Schedule of Cash distributions

			Total amount
Date of declaration	Date of distribution	US$ per share	in US$ ‘000
March 10, 2021	April 13, 2021	0.0205	1,133
May 5, 2021	May 28, 2021	0.0205	1,220
August 4, 2021	August 31, 2021	0.0410	2,442
November 10, 2021	December 7, 2021	0.0410	2,429
Cash distributions for the year ended December 31, 2021			7,224
March 9, 2022	March 31, 2022	0.0820	4,847
May 11, 2022	June 10, 2022	0.0820	4,809
August 10, 2022	September 8, 2022	0.1270	7,345
November 9, 2022	December 7, 2022	0.1270	7,281
Cash distributions for the year ended December 31, 2022			24,282
March 8, 2023	March 31, 2023	0.1300	7,505
May 3, 2023	May 31, 2023	0.1300	7,378
August 9, 2023	September 7, 2023	0.1320	7,383
November 8, 2023	December 11, 2023	0.1340	7,449
Cash distributions for the year ended December 31, 2023			29,715